UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Stock Fund

June 30, 2016

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	2.32%	2.12%	11.51%	7.73%
Class A with 5.75% Maximum Sales Charge	—	—	–3.53	–3.77	10.19	7.09
Class C at NAV	10/01/2009	11/01/2001	1.93	1.33	10.67	7.20
Class C with 1% Maximum Sales Charge	—	—	0.93	0.37	10.67	7.20
Class I at NAV	09/03/2008	11/01/2001	2.46	2.37	11.79	7.95
S&P 500 Index	—	—	3.84%	3.99%	12.09%	7.42%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.14%	1.89%	0.89%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	4.1%

Johnson & Johnson	3.2

Wells Fargo & Co.	3.1

Verizon Communications, Inc.	3.0

Apple, Inc.	2.8

General Electric Co.	2.6

Lowe’s Cos., Inc.	2.3

Chubb, Ltd.	2.3

PepsiCo, Inc.	2.3

United Technologies Corp.	2.3

Total	28.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.20	$4.93	**	0.98%
Class C	$1,000.00	$1,019.30	$8.69	**	1.73%
Class I	$1,000.00	$1,024.60	$3.67	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.92	**	0.98%
Class C	$1,000.00	$1,016.30	$8.67	**	1.73%
Class I	$1,000.00	$1,021.20	$3.67	**	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Stock Portfolio, at value (identified cost, $91,992,724)	$103,527,054
Receivable for Fund shares sold	518,295
Receivable from affiliate	14,764
Total assets	$104,060,113

Liabilities
Payable for Fund shares redeemed	$200,463
Payable to affiliates:
Distribution and service fees	24,507
Trustees’ fees	125
Accrued expenses	29,774
Total liabilities	$254,869
Net Assets	$103,805,244

Sources of Net Assets
Paid-in capital	$91,599,488
Accumulated net realized gain from Portfolio	82,186
Accumulated undistributed net investment income	589,240
Net unrealized appreciation from Portfolio	11,534,330
Total	$103,805,244

Class A Shares
Net Assets	$60,603,270
Shares Outstanding	3,925,005
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.44
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.38

Class C Shares
Net Assets	$15,215,892
Shares Outstanding	1,008,280
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.09

Class I Shares
Net Assets	$27,986,082
Shares Outstanding	1,809,569
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $8,347)	$1,077,101
Interest allocated from Portfolio	4,876
Expenses allocated from Portfolio	(309,463)
Total investment income from Portfolio	$772,514

Expenses
Distribution and service fees
Class A	$72,393
Class C	73,290
Trustees’ fees and expenses	250
Custodian fee	6,871
Transfer and dividend disbursing agent fees	38,941
Legal and accounting services	11,022
Printing and postage	13,182
Registration fees	26,993
Miscellaneous	5,477
Total expenses	$248,419
Deduct —
Allocation of expenses to affiliate	$61,246
Total expense reductions	$61,246

Net expenses	$187,173

Net investment income	$585,341

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$513,842
Foreign currency transactions	(1,680)
Net realized gain	$512,162
Change in unrealized appreciation (depreciation) —
Investments	$1,793,086
Foreign currency	249
Net change in unrealized appreciation (depreciation)	$1,793,335

Net realized and unrealized gain	$2,305,497

Net increase in net assets from operations	$2,890,838

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$585,341	$591,652
Net realized gain from investment and foreign currency transactions	512,162	5,213,033
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,793,335	(2,469,174)
Net increase in net assets from operations	$2,890,838	$3,335,511
Distributions to shareholders —
From net investment income
Class A	$(12,433)	$(356,510)
Class C	—	(12,332)
Class I	(8,769)	(183,512)
From net realized gain
Class A	(263,386)	(3,693,369)
Class C	(65,021)	(979,302)
Class I	(121,509)	(1,279,301)
Total distributions to shareholders	$(471,118)	$(6,504,326)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,186,529	$15,843,763
Class C	2,640,318	5,250,485
Class I	12,960,100	11,581,128
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	268,979	3,967,963
Class C	61,292	930,481
Class I	112,521	1,353,700
Cost of shares redeemed
Class A	(10,694,831)	(13,430,679)
Class C	(2,710,055)	(2,350,636)
Class I	(6,394,046)	(4,306,757)
Net increase in net assets from Fund share transactions	$10,430,807	$18,839,448
Other capital —
Portfolio transaction fee contributed to Portfolio	$(15,416)	$—
Portfolio transaction fee allocated from Portfolio	30,223	—
Net increase in net assets from other capital	$14,807	$—

Net increase in net assets	$12,865,334	$15,670,633

Net Assets
At beginning of period	$90,939,910	$75,269,277
At end of period	$103,805,244	$90,939,910

Accumulated undistributed net investment income included in net assets
At end of period	$589,240	$25,101

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$15.160		$15.680	$15.850	$13.330	$12.980	$13.350

Income (Loss) From Operations
Net investment income(1)	$0.094		$0.129	$0.095	$0.063	$0.100	$0.098
Net realized and unrealized gain (loss)	0.257		0.584	1.722	4.232	1.941	(0.373)

Total income (loss) from operations	$0.351		$0.713	$1.817	$4.295	$2.041	$(0.275)

Less Distributions
From net investment income	$(0.003)		$(0.107)	$(0.073)	$(0.065)	$(0.102)	$(0.095)
From net realized gain	(0.068)		(1.126)	(1.914)	(1.710)	(1.589)	—

Total distributions	$(0.071)		$(1.233)	$(1.987)	$(1.775)	$(1.691)	$(0.095)

Net asset value — End of period	$15.440		$15.160	$15.680	$15.850	$13.330	$12.980

Total Return(2)	2.32	%(3)	4.51%	11.99%	32.83%	15.59%	(2.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,603		$55,496	$50,826	$43,270	$37,308	$38,113
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.98	%(5)	1.05%	1.22%	1.25%	1.25%	1.25%
Net investment income	1.27	%(5)	0.81%	0.57%	0.41%	0.70%	0.74%
Portfolio Turnover of the Portfolio	64	%(3)	96%	109%	90%	91%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.14%, 0.13%, 0.19%, 0.21% and 0.21% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$14.870		$15.420	$15.640	$13.200	$12.880	$13.270

Income (Loss) From Operations
Net investment income (loss)(1)	$0.037		$0.009	$(0.029)	$(0.053)	$(0.007)	$0.005
Net realized and unrealized gain (loss)	0.249		0.580	1.697	4.165	1.926	(0.371)

Total income (loss) from operations	$0.286		$0.589	$1.668	$4.112	$1.919	$(0.366)

Less Distributions
From net investment income	$—		$(0.013)	$—	$(0.010)	$(0.010)	$(0.024)
From net realized gain	(0.066)		(1.126)	(1.888)	(1.662)	(1.589)	—

Total distributions	$(0.066)		$(1.139)	$(1.888)	$(1.672)	$(1.599)	$(0.024)

Net asset value — End of period	$15.090		$14.870	$15.420	$15.640	$13.200	$12.880

Total Return(2)	1.93	%(3)	3.77%	11.16%	31.72%	14.78%	(2.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,216		$14,986	$11,683	$8,123	$5,382	$5,276
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.73	%(5)	1.80%	1.96%	2.00%	2.00%	2.00%
Net investment income (loss)	0.51	%(5)	0.06%	(0.18)%	(0.35)%	(0.05)%	0.04%
Portfolio Turnover of the Portfolio	64	%(3)	96%	109%	90%	91%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.14%, 0.13%, 0.19%, 0.21% and 0.21% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$15.170		$15.680	$15.850	$13.330	$12.980	$13.360

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.172	$0.126	$0.102	$0.132	$0.130
Net realized and unrealized gain (loss)	0.259		0.590	1.729	4.233	1.946	(0.379)

Total income (loss) from operations	$0.373		$0.762	$1.855	$4.335	$2.078	$(0.249)

Less Distributions
From net investment income	$(0.005)		$(0.146)	$(0.111)	$(0.105)	$(0.139)	$(0.131)
From net realized gain	(0.068)		(1.126)	(1.914)	(1.710)	(1.589)	—

Total distributions	$(0.073)		$(1.272)	$(2.025)	$(1.815)	$(1.728)	$(0.131)

Net asset value — End of period	$15.470		$15.170	$15.680	$15.850	$13.330	$12.980

Total Return(2)	2.46	%(3)	4.83%	12.24%	33.14%	15.89%	(1.86)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,986		$20,457	$12,760	$11,622	$8,876	$15,454
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.73	%(5)	0.80%	0.97%	1.00%	1.00%	1.00%
Net investment income	1.54	%(5)	1.07%	0.75%	0.66%	0.92%	0.97%
Portfolio Turnover of the Portfolio	64	%(3)	96%	109%	90%	91%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.14%, 0.13%, 0.19%, 0.21% and 0.21% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (19.4% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Stock Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund had a net capital loss of $286,885 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2016.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $61,246 of the Fund’s operating expenses for the six months ended June 30, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $1,921 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,318 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $72,393 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $54,967 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $18,323 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $8,000 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

12

Eaton Vance

Stock Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $17,833,735 and $8,218,129, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1 of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	962,038	1,003,651
Issued to shareholders electing to receive payments of distributions in Fund shares	17,627	256,555
Redemptions	(714,209)	(843,009)

Net increase	265,456	417,197

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	180,759	338,665
Issued to shareholders electing to receive payments of distributions in Fund shares	4,108	61,399
Redemptions	(184,153)	(150,128)

Net increase	714	249,936

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	889,775	718,094
Issued to shareholders electing to receive payments of distributions in Fund shares	7,364	87,917
Redemptions	(435,867)	(271,317)

Net increase	461,272	534,694

13

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

Aerospace & Defense — 4.7%
Hexcel Corp.	66,727	$2,778,512
Raytheon Co.	72,543	9,862,221
United Technologies Corp.	119,584	12,263,339

		$24,904,072

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	103,396	$2,653,141

		$2,653,141

Banks — 5.4%
First Republic Bank	40,000	$2,799,600
U.S. Bancorp	242,262	9,770,427
Wells Fargo & Co.	347,676	16,455,505

		$29,025,532

Beverages — 2.3%
PepsiCo, Inc.	115,878	$12,276,115

		$12,276,115

Biotechnology — 3.1%
Celgene Corp.(1)	22,035	$2,173,312
Gilead Sciences, Inc.	136,336	11,373,149
Incyte Corp.(1)	15,976	1,277,761
Vertex Pharmaceuticals, Inc.(1)	21,496	1,849,086

		$16,673,308

Chemicals — 1.4%
Monsanto Co.	25,598	$2,647,089
RPM International, Inc.	94,856	4,738,057

		$7,385,146

Commercial Services & Supplies — 0.9%
Tyco International PLC	111,008	$4,728,941

		$4,728,941

Containers & Packaging — 1.3%
International Paper Co.	169,030	$7,163,491

		$7,163,491

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	54,646	$7,912,194

		$7,912,194

Security	Shares	Value

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	282,911	$15,797,750

		$15,797,750

Electric Utilities — 1.9%
NextEra Energy, Inc.	78,280	$10,207,712

		$10,207,712

Electrical Equipment — 0.9%
Hubbell, Inc.	46,087	$4,860,796

		$4,860,796

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	74,136	$5,862,675

		$5,862,675

Food & Staples Retailing — 2.0%
Kroger Co. (The)	234,592	$8,630,640
Sprouts Farmers Market, Inc.(1)	91,942	2,105,472

		$10,736,112

Food Products — 3.0%
Blue Buffalo Pet Products, Inc.(1)	67,000	$1,563,780
General Mills, Inc.	55,530	3,960,400
Pinnacle Foods, Inc.	227,957	10,552,129

		$16,076,309

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	87,706	$10,558,048

		$10,558,048

Health Care Providers & Services — 2.6%
Humana, Inc.	24,019	$4,320,538
McKesson Corp.	51,345	9,583,544

		$13,904,082

Household Durables — 2.3%
Helen of Troy, Ltd.(1)	26,474	$2,722,586
Newell Brands, Inc.	196,230	9,530,891

		$12,253,477

Industrial Conglomerates — 2.6%
General Electric Co.	433,217	$13,637,671

		$13,637,671

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 4.3%
American Financial Group, Inc.	142,471	$10,532,881
Chubb, Ltd.	95,142	12,436,011

		$22,968,892

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	13,449	$9,624,373

		$9,624,373

Internet Software & Services — 7.3%
Alphabet, Inc., Class C(1)	31,339	$21,689,722
eBay, Inc.(1)	352,178	8,244,487
Facebook, Inc., Class A(1)	78,264	8,944,010

		$38,878,219

IT Services — 3.9%
Fiserv, Inc.(1)	55,322	$6,015,161
Genpact, Ltd.(1)	258,790	6,945,924
International Business Machines Corp.	24,607	3,734,851
Visa, Inc., Class A	55,332	4,103,974

		$20,799,910

Media — 3.9%
Time Warner, Inc.	161,159	$11,851,633
Walt Disney Co. (The)	90,655	8,867,872

		$20,719,505

Multi-Utilities — 1.7%
Sempra Energy	77,624	$8,850,689

		$8,850,689

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	86,280	$4,594,410
Chevron Corp.	77,820	8,157,871
EOG Resources, Inc.	58,147	4,850,623
Occidental Petroleum Corp.	132,508	10,012,304
Royal Dutch Shell PLC, Class B	207,612	5,736,023

		$33,351,231

Pharmaceuticals — 6.8%
Eli Lilly & Co.	68,699	$5,410,046
Jazz Pharmaceuticals PLC(1)	28,431	4,017,584
Johnson & Johnson	141,106	17,116,158
Teva Pharmaceutical Industries, Ltd. ADR	193,125	9,700,669

		$36,244,457

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential	166,767	$11,486,911
Federal Realty Investment Trust	58,558	9,694,277

		$21,181,188

Road & Rail — 1.1%
Norfolk Southern Corp.	69,188	$5,889,974

		$5,889,974

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Ltd.	27,728	$4,308,931
Intel Corp.	161,466	5,296,085
NXP Semiconductors NV(1)	30,702	2,405,195
Texas Instruments, Inc.	68,346	4,281,877

		$16,292,088

Software — 2.5%
Mentor Graphics Corp.	328,732	$6,988,842
Verint Systems, Inc.(1)	185,439	6,143,594

		$13,132,436

Specialty Retail — 2.9%
Lowe’s Cos., Inc.	157,642	$12,480,517
Sally Beauty Holdings, Inc.(1)	105,910	3,114,813

		$15,595,330

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	157,556	$15,062,354

		$15,062,354

Tobacco — 3.2%
Philip Morris International, Inc.	85,688	$8,716,184
Reynolds American, Inc.	152,541	8,226,536

		$16,942,720

Total Common Stocks (identified cost $471,771,861)		$522,149,938

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$13,119	$13,119,213

Total Short-Term Investments (identified cost $13,119,213)		$13,119,213

Total Investments — 100.4% (identified cost $484,891,074)		$535,269,151

Other Assets, Less Liabilities — (0.4)%		$(1,983,126)

Net Assets — 100.0%		$533,286,025

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $471,771,861)	$522,149,938
Affiliated investment, at value (identified cost, $13,119,213)	13,119,213
Cash	17,988
Dividends receivable	775,466
Interest receivable from affiliated investment	3,837
Receivable for investments sold	16,929,411
Tax reclaims receivable	109,810
Total assets	$553,105,663

Liabilities
Payable for investments purchased	$19,488,702
Payable to affiliates:
Investment adviser fee	254,637
Trustees’ fees	5,430
Accrued expenses	70,869
Total liabilities	$19,819,638
Net Assets applicable to investors’ interest in Portfolio	$533,286,025

Sources of Net Assets
Investors’ capital	$482,909,626
Net unrealized appreciation	50,376,399
Total	$533,286,025

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $40,932)	$5,138,185
Interest allocated from affiliated investment	23,439
Expenses allocated from affiliated investment	(781)
Total investment income	$5,160,843

Expenses
Investment adviser fee	$1,378,136
Trustees’ fees and expenses	12,271
Custodian fee	61,582
Legal and accounting services	21,607
Miscellaneous	8,226
Total expenses	$1,481,822

Net investment income	$3,679,021

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,188,035)
Investment transactions allocated from affiliated investment	55
Foreign currency transactions	(8,596)
Net realized loss	$(1,196,576)
Change in unrealized appreciation (depreciation) —
Investments	$12,981,321
Foreign currency	1,222
Net change in unrealized appreciation (depreciation)	$12,982,543

Net realized and unrealized gain	$11,785,967

Net increase in net assets from operations	$15,464,988

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,679,021	$3,469,200
Net realized gain (loss) from investment and foreign currency transactions	(1,196,576)	15,815,449
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,982,543	(5,535,887)
Net increase in net assets from operations	$15,464,988	$13,748,762
Capital transactions —
Contributions	$149,246,580	$140,928,255
Withdrawals	(27,065,047)	(12,114,450)
Portfolio transaction fee	147,603	—
Net increase in net assets from capital transactions	$122,329,136	$128,813,805

Net increase in net assets	$137,794,124	$142,562,567

Net Assets
At beginning of period	$395,491,901	$252,929,334
At end of period	$533,286,025	$395,491,901

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.70%	0.71%	0.73%	0.73%	0.73%
Net investment income	1.60	%(2)	1.16%	1.07%	0.93%	1.21%	1.25%
Portfolio Turnover	64	%(3)	96%	109%	90%	91%	64%

Total Return	2.49	%(3)	4.88%	12.56%	33.50%	16.18%	(1.55)%

Net assets, end of period (000’s omitted)	$533,286		$395,492	$252,929	$237,133	$188,806	$204,506

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 19.4%, 1.9% and 78.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

21

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR effective January 1, 2016, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $1,378,136 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $410,128,620 and $293,254,082, respectively, for the six months ended June 30, 2016.

22

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$485,815,384

Gross unrealized appreciation	$55,642,543
Gross unrealized depreciation	(6,188,776)

Net unrealized appreciation	$49,453,767

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$60,845,826	$—		$—	$60,845,826
Consumer Staples	56,031,256	—		—	56,031,256
Energy	33,477,883	5,736,023		—	39,213,906
Financials	81,087,806	—		—	81,087,806
Health Care	77,379,895	—		—	77,379,895
Industrials	54,021,454	—		—	54,021,454
Information Technology	104,165,007	—		—	104,165,007
Materials	14,548,637	—		—	14,548,637
Telecommunication Services	15,797,750	—		—	15,797,750
Utilities	19,058,401	—		—	19,058,401

Total Common Stocks	$516,413,915	$5,736,023	*	$—	$522,149,938

Short-Term Investments	$—	$13,119,213		$—	$13,119,213

Total Investments	$516,413,915	$18,855,236		$—	$535,269,151

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Stock Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Stock Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Stock Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Stock Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Stock Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724 6.30.16

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2016

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Parametric Commodity Strategy Fund

June 30, 2016

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	12.80%	–9.03%	–9.82%	–9.92%
Institutional Class at NAV	05/25/2011	05/25/2011	12.90	–8.81	–9.64	–9.74
Bloomberg Commodity Index Total Return	—	—	13.25%	–13.32%	–10.81%	–11.23%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.24%	0.99%
Net					0.95	0.70

Fund Profile

Commodity Exposure (% of net assets)4

Commodities Futures Contracts

Energy	24.96%	Agriculture	23.93%

Natural Gas	7.33	Coffee	3.70

Low Sulphur Gasoil	7.04	Sugar	3.64

RBOB Gasoline	6.98	Soybean	3.53

Brent Crude Oil	1.81	Soybean Oil	3.41

WTI Crude Oil	1.80	Wheat	3.15

		Corn	3.10

Industrial Metals	24.76%	Cotton	1.73

Aluminum	7.35	Cocoa	1.67

Copper	7.25

Nickel	3.76	Precious Metals	18.49%

Zinc	3.64	Silver	7.52

Lead	1.84	Gold	7.27

Tin	0.92	Palladium	1.89

		Platinum	1.81

		Livestock	7.80%

		Live Cattle	3.47

		Lean Hogs	3.45

		Feeder Cattle	0.88

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,128.00	$5.03	**	0.95%
Institutional Class	$1,000.00	$1,129.00	$3.71	**	0.70%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.10	$4.77	**	0.95%
Institutional Class	$1,000.00	$1,021.40	$3.52	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 97.6%

U.S. Treasury Obligations — 91.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 8/18/16(1)	$4,500	$4,498,691
U.S. Treasury Bill, 0.00%, 9/15/16(1)	55,700	55,675,770
U.S. Treasury Bill, 0.00%, 12/8/16	14,350	14,331,747
U.S. Treasury Bill, 0.00%, 2/2/17	12,500	12,474,663
U.S. Treasury Bill, 0.00%, 3/2/17	6,000	5,984,394
U.S. Treasury Bill, 0.00%, 3/30/17(1)	11,600	11,565,629
U.S. Treasury Bill, 0.00%, 4/27/17	14,500	14,452,063
U.S. Treasury Bill, 0.00%, 5/25/17	8,000	7,971,208

Total U.S. Treasury Obligations (identified cost $126,845,530)		$126,954,165

Other — 6.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$8,492	$8,491,580

Total Other (identified cost $8,491,580)		$8,491,580

Total Short-Term Investments (identified cost $135,337,110)		$135,445,745

Total Investments — 97.6% (identified cost $135,337,110)		$135,445,745

Other Assets, Less Liabilities — 2.4%		$3,297,792

Net Assets — 100.0%		$138,743,537

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	50	Long	Oct-16	$2,554,900	$2,508,000	$(46,900)
Cocoa	78	Long	Sep-16	2,465,560	2,311,140	(154,420)
Coffee	94	Long	Sep-16	4,275,863	5,134,163	858,300
Corn	235	Long	Sep-16	4,497,438	4,294,625	(202,813)
Cotton No. 2	75	Long	Dec-16	2,315,985	2,406,375	90,390
Feeder Cattle	17	Long	Sep-16	1,235,738	1,219,750	(15,988)
Gold	76	Long	Dec-16	9,534,200	10,088,240	554,040
Lean Hogs	167	Long	Oct-16	4,737,550	4,789,560	52,010
Live Cattle	105	Long	Oct-16	4,966,390	4,815,300	(151,090)
LME Copper	74	Long	Jul-16	8,830,750	8,957,238	126,488
LME Copper	80	Long	Aug-16	9,726,281	9,694,000	(32,281)
LME Copper	83	Long	Sep-16	9,792,544	10,059,600	267,056
LME Copper	74	Short	Jul-16	(9,018,751)	(8,957,238)	61,513
LME Copper	80	Short	Aug-16	(9,442,500)	(9,694,000)	(251,500)
LME Lead	51	Long	Jul-16	2,174,275	2,276,831	102,556
LME Lead	56	Long	Aug-16	2,475,612	2,502,850	27,238
LME Lead	57	Long	Sep-16	2,492,681	2,548,969	56,288
LME Lead	51	Short	Jul-16	(2,257,068)	(2,276,831)	(19,763)
LME Lead	56	Short	Aug-16	(2,445,800)	(2,502,850)	(57,050)

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
LME Nickel	83	Long	Jul-16	$4,225,932	$4,686,180	$460,248
LME Nickel	91	Long	Aug-16	5,113,434	5,146,596	33,162
LME Nickel	93	Long	Sep-16	4,847,067	5,268,636	421,569
LME Nickel	83	Short	Jul-16	(4,691,160)	(4,686,180)	4,980
LME Nickel	91	Short	Aug-16	(4,733,820)	(5,146,596)	(412,776)
LME Nickel	1	Short	Sep-16	(53,640)	(56,652)	(3,012)
LME Primary Aluminum	230	Long	Jul-16	8,775,658	9,463,063	687,405
LME Primary Aluminum	240	Long	Aug-16	9,865,406	9,888,000	22,594
LME Primary Aluminum	252	Long	Sep-16	9,815,400	10,402,875	587,475
LME Primary Aluminum	230	Short	Jul-16	(9,458,750)	(9,463,063)	(4,313)
LME Primary Aluminum	240	Short	Aug-16	(9,318,000)	(9,888,000)	(570,000)
LME Primary Aluminum	5	Short	Sep-16	(198,250)	(206,406)	(8,156)
LME Tin	13	Long	Jul-16	1,069,535	1,108,900	39,365
LME Tin	14	Long	Aug-16	1,210,600	1,194,060	(16,540)
LME Tin	15	Long	Sep-16	1,256,250	1,278,975	22,725
LME Tin	13	Short	Jul-16	(1,126,775)	(1,108,900)	17,875
LME Tin	14	Short	Aug-16	(1,172,500)	(1,194,060)	(21,560)
LME Zinc	96	Long	Jul-16	4,345,369	5,044,800	699,431
LME Zinc	99	Long	Aug-16	4,691,057	5,208,638	517,581
LME Zinc	97	Long	Sep-16	4,945,136	5,107,656	162,520
LME Zinc	96	Short	Jul-16	(4,542,000)	(5,044,800)	(502,800)
LME Zinc	99	Short	Aug-16	(5,039,100)	(5,208,638)	(169,538)
LME Zinc	1	Short	Sep-16	(51,962)	(52,656)	(694)
Low Sulphur Gasoil	217	Long	Sep-16	9,829,600	9,770,425	(59,175)
Natural Gas	295	Long	Jan-17	8,280,790	10,165,700	1,884,910
Palladium	44	Long	Sep-16	2,619,985	2,628,340	8,355
Platinum	49	Long	Oct-16	2,437,760	2,509,535	71,775
RBOB Gasoline	153	Long	Sep-16	10,232,737	9,686,552	(546,185)
Silver	112	Long	Sep-16	9,730,980	10,428,880	697,900
Soybean	85	Long	Nov-16	4,306,313	4,901,313	595,000
Soybean Oil	246	Long	Dec-16	4,874,820	4,733,532	(141,288)
Sugar No. 11	222	Long	Oct-16	4,167,206	5,054,851	887,645
Wheat	196	Long	Sep-16	4,714,375	4,365,900	(348,475)
WTI Crude Oil	51	Long	Sep-16	2,571,360	2,499,510	(71,850)

						$6,210,227

Abbreviations:

LME	–	London Metal Exchange
WTI	–	West Texas Intermediate

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $126,845,530)	$126,954,165
Affiliated investment, at value (identified cost, $8,491,580)	8,491,580
Cash	1,411,487
Interest receivable from affiliated investment	4,768
Receivable for Fund shares sold	308,151
Receivable for variation margin on open futures contracts	1,864,683
Receivable from affiliates	4,090
Total assets	$139,038,924

Liabilities
Payable for Fund shares redeemed	$131,305
Payable to affiliates:
Investment adviser and administration fee	67,228
Distribution and service fees	3,543
Trustees’ fees	1,555
Accrued expenses	91,756
Total liabilities	$295,387
Net Assets	$138,743,537

Sources of Net Assets
Paid-in capital	$126,975,236
Accumulated net realized gain	5,624,720
Accumulated net investment loss	(175,281)
Net unrealized appreciation	6,318,862
Total	$138,743,537

Investor Class Shares
Net Assets	$18,791,132
Shares Outstanding	3,331,041
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.64

Institutional Class Shares
Net Assets	$119,952,405
Shares Outstanding	21,063,185
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.69

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Interest	$229,158
Interest allocated from affiliated investment	33,096
Expenses allocated from affiliated investment	(1,105)
Total investment income	$261,149

Expenses
Investment adviser and administration fee	$360,394
Distribution and service fees
Investor Class	16,719
Trustees’ fees and expenses	3,041
Custodian fee	63,064
Transfer and dividend disbursing agent fees	23,701
Legal and accounting services	40,936
Printing and postage	7,718
Registration fees	26,058
Miscellaneous	7,934
Total expenses	$549,565
Deduct —
Allocation of expenses to affiliates	$113,135
Total expense reductions	$113,135

Net expenses	$436,430

Net investment loss	$(175,281)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$53
Futures contracts	6,613,323
Net realized gain	$6,613,376
Change in unrealized appreciation (depreciation) —
Investments	$159,274
Futures contracts	9,044,239
Net change in unrealized appreciation (depreciation)	$9,203,513

Net realized and unrealized gain	$15,816,889

Net increase in net assets from operations	$15,641,608

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment loss	$(175,281)	$(495,099)
Net realized gain (loss) from investment transactions, futures contracts and swap contracts	6,613,376	(21,821,066)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	9,203,513	(465,421)
Net increase (decrease) in net assets from operations	$15,641,608	$(22,781,586)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$10,621,371	$11,148,161
Institutional Class	30,418,342	131,549,417
Cost of shares redeemed
Investor Class	(3,317,050)	(2,558,845)
Institutional Class	(21,558,055)	(101,227,739)
Net increase in net assets from Fund share transactions	$16,164,608	$38,910,994

Net increase in net assets	$31,806,216	$16,129,408

Net Assets
At beginning of period	$106,937,321	$90,807,913
At end of period	$138,743,537	$106,937,321

Accumulated net investment loss included in net assets
At end of period	$(175,281)	$—

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2012(1)
			2015		2014		2013
Net asset value — Beginning of period	$5.000		$6.440		$7.560		$8.460		$8.800

Income (Loss) From Operations
Net investment loss(2)	$(0.013)		$(0.042)		$(0.067)		$(0.068)		$(0.076)
Net realized and unrealized gain (loss)	0.653		(1.398)		(1.053)		(0.832)		0.052

Total income (loss) from operations	$0.640		$(1.440)		$(1.120)		$(0.900)		$(0.024)

Less Distributions
From net investment income	$—		$—		$—		$—		$(0.081)
From net realized gain	—		—		—		—		(0.003)
Tax return of capital	—		—		—		—		(0.232)

Total distributions	$—		$—		$—		$—		$(0.316)

Net asset value — End of period	$5.640		$5.000		$6.440		$7.560		$8.460

Total Return(3)	12.80	%(4)	(22.36)%		(14.81)%		(10.64)%		(0.27	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,791		$9,579		$2,047		$2,280		$683
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	0.95%		0.98%		1.00%		1.00	%(7)
Net investment loss	(0.51	)%(7)	(0.74)%		(0.88)%		(0.87)%		(0.87	)%(7)
Portfolio Turnover	0%		573	%(8)	1,232	%(8)	2,797	%(8)	3,455	%(8)(9)

(1)	For the period from the commencement of operations, January 3, 2012, to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.29%, 0.26%, 0.39% and 0.43% of average daily net assets for the six months ended June 30, 2016, the years ended December 31, 2015, 2014 and 2013 and the period ended December 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

(9)	For the year ended December 31, 2012.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period Ended December 31, 2011(1)
			2015		2014		2013		2012
Net asset value — Beginning of period	$5.040		$6.480		$7.590		$8.470		$8.600		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.007)		$(0.030)		$(0.048)		$(0.049)		$(0.055)		$(0.038)
Net realized and unrealized gain (loss)	0.657		(1.410)		(1.062)		(0.831)		0.252		(1.339)

Total income (loss) from operations	$0.650		$(1.440)		$(1.110)		$(0.880)		$0.197		$(1.377)

Less Distributions
From net investment income	$—		$—		$—		$—		$(0.084)		$(0.023)
From net realized gain	—		—		—		—		(0.003)		—
Tax return of capital	—		—		—		—		(0.240)		—

Total distributions	$—		$—		$—		$—		$(0.327)		$(0.023)

Net asset value — End of period	$5.690		$5.040		$6.480		$7.590		$8.470		$8.600

Total Return(3)	12.90	%(4)	(22.22)%		(14.62)%		(10.39)%		2.30%		(13.77	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,952		$97,359		$88,761		$84,073		$78,938		$29,701
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.70	%(8)	0.70%		0.73%		0.75%		0.75%		0.75	%(8)
Net investment loss	(0.26	)%(8)	(0.51)%		(0.63)%		(0.62)%		(0.63)%		(0.67	)%(8)
Portfolio Turnover	0%		573	%(9)	1,232	%(9)	2,797	%(9)	3,455	%(9)	1,732	%(4)(9)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended December 31, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.

(6)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.29%, 0.26%, 0.39%, 0.43% and 1.90% of average daily net assets for the six months ended June 30, 2016, the years ended December 31, 2015, 2014, 2013 and 2012 and the period ended December 31, 2011, respectively). Absent this reimbursement, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

11	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2016 were $27,448,706 or 19.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

12

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

K  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $50,851 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2015, $17,949 are short-term and $32,902 are long-term.

13

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$173,002,775

Gross unrealized appreciation	$95,613
Gross unrealized depreciation	(34,430,849)

Net unrealized depreciation	$(34,335,236)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2016, the investment adviser and administration fee amounted to $360,394 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% and 0.70% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2017. Pursuant to this agreement, EVM and Parametric were allocated $113,135 in total of the Fund’s operating expenses for the six months ended June 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $330 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $16,719 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2016.

14

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	2,064,079	2,066,196
Redemptions	(647,945)	(469,180)

Net increase	1,416,134	1,597,016

Institutional Class	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	6,004,470	23,702,478
Redemptions	(4,242,681)	(18,096,424)

Net increase	1,761,789	5,606,054

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2016 is included in the Consolidated Portfolio of Investments. At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any,

15

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$10,018,394	(1)	$(3,808,167	)(1)

Total derivatives not subject to master netting or similar agreements	$10,018,394		$(3,808,167)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$6,613,323	(1)	$9,044,239	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional amounts of derivative contracts outstanding during the six months ended June 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short

$171,606,000	$53,743,000

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

9  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

16

Parametric Commodity Strategy Fund

June 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$126,954,165	$—	$126,954,165
Other	—	8,491,580	—	8,491,580

Total Investments	$—	$135,445,745	$—	$135,445,745

Futures Contracts	$10,018,394	$—	$—	$10,018,394

Total	$10,018,394	$135,445,745	$—	$145,464,139

Liability Description

Futures Contracts	$(3,808,167)	$—	$—	$(3,808,167)

Total	$(3,808,167)	$—	$—	$(3,808,167)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Parametric Commodity Strategy Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Parametric Commodity Strategy Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading,

19

Parametric Commodity Strategy Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Parametric Commodity Strategy Fund

June 30, 2016

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.16

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation the Funds is subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	41

Officers and Trustees	47

Important Notices	49

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2016

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	0.81%	1.47%	10.96%	6.47%
Class A with 5.75% Maximum Sales Charge	—	—	–4.98	–4.37	9.66	5.85
Class B at NAV	03/28/1996	03/29/1966	0.44	0.70	10.14	5.69
Class B with 5% Maximum Sales Charge	—	—	–4.56	–4.30	9.86	5.69
Class C at NAV	08/02/1996	03/29/1966	0.42	0.68	10.13	5.68
Class C with 1% Maximum Sales Charge	—	—	–0.58	–0.32	10.13	5.68
Class I at NAV	07/02/1999	03/29/1966	0.92	1.71	11.24	6.76
S&P 500 Index	—	—	3.84%	3.99%	12.09%	7.42%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	–4.61%	9.41%	5.62%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–2.28	7.66	4.69
Class B After Taxes on Distributions		03/28/1996	03/29/1966	–4.33	9.81	5.65
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–2.41	7.83	4.57
Class C After Taxes on Distributions		08/02/1996	03/29/1966	–0.42	10.01	5.57
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.10	8.05	4.56
Class I After Taxes on Distributions		07/02/1999	03/29/1966	1.37	10.91	6.47
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	1.24	8.96	5.46

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.82%	1.57%	1.57%	0.56%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2016

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	0.73%	1.33%	10.78%	6.30%
Class A with 5.75% Maximum Sales Charge	—	—	–5.06	–4.48	9.49	5.67
Class B at NAV	02/28/2001	03/29/1966	0.34	0.54	9.96	5.51
Class B with 5% Maximum Sales Charge	—	—	–4.66	–4.46	9.68	5.51
Class C at NAV	02/28/2001	03/29/1966	0.35	0.52	9.95	5.51
Class C with 1% Maximum Sales Charge	—	—	–0.65	–0.48	9.95	5.51
Class I at NAV	02/28/2001	03/29/1966	0.85	1.58	11.06	6.57
S&P 500 Index	—	—	3.84%	3.99%	12.09%	7.42%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	–4.69%	9.27%	5.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–2.36	7.52	4.55
Class B After Taxes on Distributions		02/28/2001	03/29/1966	–4.46	9.67	5.48
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–2.52	7.68	4.42
Class C After Taxes on Distributions		02/28/2001	03/29/1966	–0.53	9.89	5.45
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.23	7.90	4.42
Class I After Taxes on Distributions		02/28/2001	03/29/1966	1.30	10.78	6.33
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	1.12	8.81	5.30

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.97%	1.72%	1.72%	0.72%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	2.9%

Exxon Mobil Corp.	2.7

Facebook, Inc., Class A	2.5

NIKE, Inc., Class B	2.2

Amazon.com, Inc.	2.1

Johnson & Johnson	2.1

Wells Fargo & Co.	2.0

Intel Corp.	2.0

Alphabet, Inc., Class C	1.9

Walt Disney Co. (The)	1.9

Total	22.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.10	$4.09	0.82%
Class B	$1,000.00	$1,004.40	$7.82	1.57%
Class C	$1,000.00	$1,004.20	$7.82	1.57%
Class I	$1,000.00	$1,009.20	$2.85	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.12	0.82%
Class B	$1,000.00	$1,017.10	$7.87	1.57%
Class C	$1,000.00	$1,017.10	$7.87	1.57%
Class I	$1,000.00	$1,022.00	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.30	$4.89	0.98%
Class B	$1,000.00	$1,003.40	$8.62	1.73%
Class C	$1,000.00	$1,003.50	$8.62	1.73%
Class I	$1,000.00	$1,008.50	$3.65	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.92	0.98%
Class B	$1,000.00	$1,016.30	$8.67	1.73%
Class C	$1,000.00	$1,016.30	$8.67	1.73%
Class I	$1,000.00	$1,021.20	$3.67	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Statements of Assets and Liabilities (Unaudited)

	June 30, 2016
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $523,376,673 and $303,440,081, respectively)	$1,350,759,166	$619,186,191
Receivable for Fund shares sold	288,621	433,222
Total assets	$1,351,047,787	$619,619,413

Liabilities
Payable for Fund shares redeemed	$936,638	$1,473,742
Payable to affiliates:
Administration fee	—	76,017
Distribution and service fees	426,341	219,299
Trustees’ fees	125	125
Accrued expenses	212,552	111,190
Total liabilities	$1,575,656	$1,880,373
Net Assets	$1,349,472,131	$617,739,040

Sources of Net Assets
Paid-in capital	$656,994,989	$400,939,471
Accumulated net realized loss from Portfolio	(142,600,788)	(101,523,603)
Accumulated undistributed net investment income	7,695,437	2,577,062
Net unrealized appreciation from Portfolio	827,382,493	315,746,110
Total	$1,349,472,131	$617,739,040

Class A Shares
Net Assets	$1,033,158,003	$377,894,333
Shares Outstanding	26,055,979	21,210,219
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$39.65	$17.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$42.07	$18.91

Class B Shares
Net Assets	$4,034,244	$3,407,291
Shares Outstanding	104,051	193,578
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$38.77	$17.60

Class C Shares
Net Assets	$256,779,342	$168,844,152
Shares Outstanding	7,214,115	9,759,356
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$35.59	$17.30

Class I Shares
Net Assets	$55,500,542	$67,593,264
Shares Outstanding	1,494,861	3,782,336
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$37.13	$17.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2016
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $146,022 and $66,253, respectively)	$13,296,384	$6,034,712
Interest allocated from Portfolio	53,119	24,130
Expenses allocated from Portfolio	(3,118,160)	(1,414,830)
Total investment income from Portfolio	$10,231,343	$4,644,012

Expenses
Administration fee	$—	$447,924
Distribution and service fees
Class A	1,261,461	458,374
Class B	21,924	18,716
Class C	1,257,616	828,219
Trustees’ fees and expenses	250	250
Custodian fee	30,347	19,875
Transfer and dividend disbursing agent fees	443,778	190,490
Professional fees	21,245	16,495
Printing and postage	48,607	24,059
Registration fees	16,656	30,957
Miscellaneous	71,997	34,906
Total expenses	$3,173,881	$2,070,265

Net investment income	$7,057,462	$2,573,747

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$14,649,339	$4,971,858
Foreign currency transactions	(4,437)	(2,014)
Net realized gain	$14,644,902	$4,969,844
Change in unrealized appreciation (depreciation) —
Investments	$(12,638,806)	$(3,821,773)
Foreign currency	5,518	2,476
Net change in unrealized appreciation (depreciation)	$(12,633,288)	$(3,819,297)

Net realized and unrealized gain	$2,011,614	$1,150,547

Net increase in net assets from operations	$9,069,076	$3,724,294

(1)	Includes $14,637,944 and $4,964,063 respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2016
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$7,057,462	$2,573,747
Net realized gain from investment and foreign currency transactions	14,644,902	4,969,844
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(12,633,288)	(3,819,297)
Net increase in net assets from operations	$9,069,076	$3,724,294
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,294,048	$16,176,365
Class B	8,392	—
Class C	872,939	5,196,480
Class I	37,589,117	23,416,828
Cost of shares redeemed
Class A	(33,839,504)	(21,280,418)
Class B	(223,003)	(159,941)
Class C	(8,897,184)	(10,314,161)
Class I	(32,878,374)	(17,967,387)
Net asset value of shares exchanged
Class A	787,430	659,086
Class B	(787,430)	(659,086)
Net decrease in net assets from Fund share transactions	$(34,073,569)	$(4,932,234)

Net decrease in net assets	$(25,004,493)	$(1,207,940)

Net Assets
At beginning of period	$1,374,476,624	$618,946,980
At end of period	$1,349,472,131	$617,739,040

Accumulated undistributed net investment income included in net assets
At end of period	$7,695,437	$2,577,062

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2015
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$13,574,997	$4,616,388
Net realized gain from investment and foreign currency transactions	40,238,457	23,402,276
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(25,664,166)	(17,429,257)
Net increase in net assets from operations	$28,149,288	$10,589,407
Distributions to shareholders —
From net investment income
Class A	$(11,110,967)	$(3,520,897)
Class B	(6,701)	(1,318)
Class C	(1,117,582)	(398,362)
Class I	(699,690)	(710,037)
Total distributions to shareholders	$(12,934,940)	$(4,630,614)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,728,271	$21,158,633
Class B	66,539	55,152
Class C	2,108,549	15,769,692
Class I	83,686,902	26,939,307
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,531,158	3,224,373
Class B	6,138	1,128
Class C	913,819	332,408
Class I	436,395	595,784
Cost of shares redeemed
Class A	(71,568,663)	(27,754,307)
Class B	(527,811)	(360,152)
Class C	(22,121,079)	(13,851,462)
Class I	(79,262,898)	(18,911,023)
Net asset value of shares exchanged
Class A	2,005,702	1,570,466
Class B	(2,005,702)	(1,570,466)
Net increase (decrease) in net assets from Fund share transactions	$(70,002,680)	$7,199,533

Net increase (decrease) in net assets	$(54,788,332)	$13,158,326

Net Assets
At beginning of year	$1,429,264,956	$605,788,654
At end of year	$1,374,476,624	$618,946,980

Accumulated undistributed net investment income included in net assets
At end of year	$637,975	$3,315

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$39.330		$38.910	$35.000	$26.810	$23.630	$23.820

Income (Loss) From Operations
Net investment income(1)	$0.231		$0.435	$0.405	$0.354	$0.366	$0.275
Net realized and unrealized gain (loss)	0.089		0.402	3.913	8.195	3.195	(0.176)

Total income from operations	$0.320		$0.837	$4.318	$8.549	$3.561	$0.099

Less Distributions
From net investment income	$—		$(0.417)	$(0.408)	$(0.359)	$(0.381)	$(0.289)

Total distributions	$—		$(0.417)	$(0.408)	$(0.359)	$(0.381)	$(0.289)

Net asset value — End of period	$39.650		$39.330	$38.910	$35.000	$26.810	$23.630

Total Return(2)	0.81	%(3)	2.15%	12.33%	31.92%	15.05%	0.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,033,158		$1,055,259	$1,096,567	$1,048,081	$863,387	$864,789
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.82	%(6)	0.82%	0.83%	0.83%	0.86%	0.86%
Net investment income	1.21	%(6)	1.10%	1.11%	1.14%	1.40%	1.15%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$38.600		$38.130	$34.260	$26.220	$23.070	$23.190

Income (Loss) From Operations
Net investment income(1)	$0.086		$0.138	$0.128	$0.117	$0.156	$0.087
Net realized and unrealized gain (loss)	0.084		0.382	3.814	7.997	3.118	(0.163)

Total income (loss) from operations	$0.170		$0.520	$3.942	$8.114	$3.274	$(0.076)

Less Distributions
From net investment income	$—		$(0.050)	$(0.072)	$(0.074)	$(0.124)	$(0.044)

Total distributions	$—		$(0.050)	$(0.072)	$(0.074)	$(0.124)	$(0.044)

Net asset value — End of period	$38.770		$38.600	$38.130	$34.260	$26.220	$23.070

Total Return(2)	0.44	%(3)	1.36%	11.51%	30.95%	14.18%	(0.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,034		$5,044	$7,411	$9,872	$11,825	$18,835
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.57	%(6)	1.57%	1.58%	1.59%	1.61%	1.61%
Net investment income	0.46	%(6)	0.36%	0.36%	0.39%	0.62%	0.37%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$35.440		$35.100	$31.630	$24.270	$21.430	$21.630

Income (Loss) From Operations
Net investment income(1)	$0.079		$0.125	$0.118	$0.110	$0.154	$0.086
Net realized and unrealized gain (loss)	0.071		0.365	3.515	7.402	2.889	(0.167)

Total income (loss) from operations	$0.150		$0.490	$3.633	$7.512	$3.043	$(0.081)

Less Distributions
From net investment income	$—		$(0.150)	$(0.163)	$(0.152)	$(0.203)	$(0.119)

Total distributions	$—		$(0.150)	$(0.163)	$(0.152)	$(0.203)	$(0.119)

Net asset value — End of period	$35.590		$35.440	$35.100	$31.630	$24.270	$21.430

Total Return(2)	0.42	%(3)	1.40%	11.48%	30.97%	14.19%	(0.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,779		$263,896	$280,250	$269,668	$222,682	$227,541
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.57	%(6)	1.57%	1.58%	1.58%	1.61%	1.61%
Net investment income	0.46	%(6)	0.35%	0.36%	0.39%	0.65%	0.39%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$36.790		$36.430	$32.790	$25.130	$22.170	$22.380

Income (Loss) From Operations
Net investment income(1)	$0.259		$0.497	$0.473	$0.416	$0.427	$0.323
Net realized and unrealized gain (loss)	0.081		0.381	3.669	7.683	2.982	(0.180)

Total income from operations	$0.340		$0.878	$4.142	$8.099	$3.409	$0.143

Less Distributions
From net investment income	$—		$(0.518)	$(0.502)	$(0.439)	$(0.449)	$(0.353)

Total distributions	$—		$(0.518)	$(0.502)	$(0.439)	$(0.449)	$(0.353)

Net asset value — End of period	$37.130		$36.790	$36.430	$32.790	$25.130	$22.170

Total Return(2)	0.92	%(3)	2.41%	12.62%	32.27%	15.35%	0.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,501		$50,278	$45,037	$40,603	$28,049	$23,857
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.57	%(6)	0.56%	0.58%	0.59%	0.61%	0.61%
Net investment income	1.45	%(6)	1.34%	1.37%	1.42%	1.74%	1.44%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$17.690		$17.500	$15.750	$12.060	$10.630	$10.720

Income (Loss) From Operations
Net investment income(1)	$0.090		$0.168	$0.155	$0.137	$0.145	$0.104
Net realized and unrealized gain (loss)	0.040		0.187	1.752	3.691	1.437	(0.083)

Total income from operations	$0.130		$0.355	$1.907	$3.828	$1.582	$0.021

Less Distributions
From net investment income	$—		$(0.165)	$(0.157)	$(0.138)	$(0.152)	$(0.111)

Total distributions	$—		$(0.165)	$(0.157)	$(0.138)	$(0.152)	$(0.111)

Net asset value — End of period	$17.820		$17.690	$17.500	$15.750	$12.060	$10.630

Total Return(2)	0.73	%(3)	2.03%	12.10%	31.76%	14.87%	0.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$377,894		$379,685	$377,644	$352,976	$282,750	$278,401
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.98	%(6)	0.97%	0.99%	1.00%	1.03%	1.04%
Net investment income	1.05	%(6)	0.95%	0.94%	0.98%	1.24%	0.96%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$17.540		$17.330	$15.570	$11.920	$10.470	$10.530

Income (Loss) From Operations
Net investment income(1)	$0.026		$0.035	$0.033	$0.031	$0.049	$0.019
Net realized and unrealized gain (loss)	0.034		0.180	1.731	3.626	1.419	(0.079)

Total income (loss) from operations	$0.060		$0.215	$1.764	$3.657	$1.468	$(0.060)

Less Distributions
From net investment income	$—		$(0.005)	$(0.004)	$(0.007)	$(0.018)	$—

Total distributions	$—		$(0.005)	$(0.004)	$(0.007)	$(0.018)	$—

Net asset value — End of period	$17.600		$17.540	$17.330	$15.570	$11.920	$10.470

Total Return(2)	0.34	%(3)	1.24%	11.33%	30.68%	14.02%	(0.57)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,407		$4,230	$6,027	$8,046	$9,789	$19,064
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.73	%(6)	1.72%	1.74%	1.75%	1.78%	1.80%
Net investment income	0.30	%(6)	0.20%	0.20%	0.22%	0.43%	0.18%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$17.240		$17.070	$15.370	$11.780	$10.390	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.025		$0.034	$0.031	$0.031	$0.055	$0.022
Net realized and unrealized gain (loss)	0.035		0.176	1.707	3.594	1.398	(0.075)

Total income (loss) from operations	$0.060		$0.210	$1.738	$3.625	$1.453	$(0.053)

Less Distributions
From net investment income	$—		$(0.040)	$(0.038)	$(0.035)	$(0.063)	$(0.027)

Total distributions	$—		$(0.040)	$(0.038)	$(0.035)	$(0.063)	$(0.027)

Net asset value — End of period	$17.300		$17.240	$17.070	$15.370	$11.780	$10.390

Total Return(2)	0.35	%(3)	1.23%	11.30%	30.78%	13.98%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$168,844		$173,494	$169,638	$158,015	$129,144	$130,802
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.73	%(6)	1.72%	1.74%	1.75%	1.78%	1.80%
Net investment income	0.30	%(6)	0.20%	0.19%	0.23%	0.48%	0.21%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$17.720		$17.530	$15.770	$12.080	$10.650	$10.740

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.213	$0.198	$0.174	$0.178	$0.135
Net realized and unrealized gain (loss)	0.039		0.187	1.761	3.689	1.435	(0.084)

Total income from operations	$0.150		$0.400	$1.959	$3.863	$1.613	$0.051

Less Distributions
From net investment income	$—		$(0.210)	$(0.199)	$(0.173)	$(0.183)	$(0.141)

Total distributions	$—		$(0.210)	$(0.199)	$(0.173)	$(0.183)	$(0.141)

Net asset value — End of period	$17.870		$17.720	$17.530	$15.770	$12.080	$10.650

Total Return(2)	0.85	%(3)	2.28%	12.42%	32.01%	15.12%	0.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,593		$61,538	$52,480	$36,757	$28,021	$21,058
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.73	%(6)	0.72%	0.74%	0.75%	0.79%	0.79%
Net investment income	1.29	%(6)	1.20%	1.19%	1.24%	1.51%	1.26%
Portfolio Turnover of the Portfolio	2	%(3)	9%	8%	3%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (12.0% and 5.5% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2016). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Funds, for federal income tax purposes, had capital loss carryforwards and/or deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire if unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

December 31, 2016	$—	$5,627,596
December 31, 2017	—	10,124,862

Total capital loss carryforwards	$—	$15,752,458

Deferred capital losses
Short-term	$3,589,152	$1,100,515
Long-term	—	—

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2016, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $447,924. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2016 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$59,357	$19,533
EVD’s Class A Sales Charges	$9,290	$27,040

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,261,461	$458,374

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$16,443	$14,037
Class C Distribution Fees	$943,212	$621,164

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$5,481	$4,679
Class C Service Fees	$314,404	$207,055

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$1,000
Class B	$1,000	$—
Class C	$1,000	$1,000

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$—	$37,857,858
Tax-Managed Growth Fund 1.2	10,232,564	16,044,644

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$29,490,977
Tax-Managed Growth Fund 1.2	9,423,307

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	87,086	215	25,511	1,046,954
Redemptions	(882,752)	(5,922)	(258,154)	(918,839)
Exchange from Class B shares	20,488	—	—	—
Exchange to Class A shares	—	(20,914)	—	—

Net increase (decrease)	(775,178)	(26,621)	(232,643)	128,115

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

	Year Ended December 31, 2015
	Class A	Class B	Class C	Class I

Sales	170,806	1,759	59,479	2,259,075
Issued to shareholders electing to receive payments of distributions in Fund shares	242,030	159	25,741	11,849
Redemptions	(1,812,658)	(13,748)	(621,891)	(2,140,431)
Exchange from Class B shares	50,673	—	—	—
Exchange to Class A shares	—	(51,872)	—	—

Net increase (decrease)	(1,349,149)	(63,702)	(536,671)	130,493

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	935,214	—	308,870	1,347,530
Redemptions	(1,230,291)	(9,281)	(613,513)	(1,038,869)
Exchange from Class B shares	37,945	—	—	—
Exchange to Class A shares	—	(38,339)	—	—

Net increase (decrease)	(257,132)	(47,620)	(304,643)	308,661

	Year Ended December 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,191,243	3,124	912,801	1,519,437
Issued to shareholders electing to receive payments of distributions in Fund shares	182,065	64	19,248	33,584
Redemptions	(1,569,286)	(20,563)	(806,216)	(1,072,836)
Exchange from Class B shares	88,060	—	—	—
Exchange to Class A shares	—	(89,136)	—	—

Net increase (decrease)	(107,918)	(106,511)	125,833	480,185

24

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	985,660	$128,007,664
General Dynamics Corp.	103,638	14,430,555
Honeywell International, Inc.	312,302	36,326,969
Huntington Ingalls Industries, Inc.	1	168
Lockheed Martin Corp.	38,574	9,572,909
Northrop Grumman Corp.	16,117	3,582,487
Raytheon Co.	60,768	8,261,410
Rockwell Collins, Inc.	166,787	14,200,245
United Technologies Corp.	944,851	96,894,470

		$311,276,877

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	180,344	$13,390,542
FedEx Corp.	276,064	41,900,994
United Parcel Service, Inc., Class B	1,162,901	125,267,696

		$180,559,232

Airlines — 0.0%(1)
American Airlines Group, Inc.	25,224	$714,091

		$714,091

Auto Components — 0.3%
BorgWarner, Inc.	2,000	$59,040
Johnson Controls, Inc.	645,423	28,566,422

		$28,625,462

Automobiles — 0.1%
Daimler AG	38,000	$2,280,000
Ford Motor Co.	336,080	4,224,526
Harley-Davidson, Inc.	800	36,240

		$6,540,766

Banks — 6.3%
Bank of America Corp.	1,898,282	$25,190,202
Bank of Montreal	4	254
BB&T Corp.	1,208,302	43,027,634
CIT Group, Inc.	66,161	2,111,197
Citigroup, Inc.	808,317	34,264,558
Commerce Bancshares, Inc.	23,000	1,101,700
Fifth Third Bancorp	1,150,771	20,242,062
HSBC Holdings PLC	220,592	1,352,402
HSBC Holdings PLC ADR	424	13,275

Security	Shares	Value

Banks (continued)
Huntington Bancshares, Inc.	85,471	$764,111
ING Groep NV ADR	131,742	1,360,895
JPMorgan Chase & Co.	3,357,162	208,614,047
KeyCorp	111,718	1,234,484
M&T Bank Corp.	25,977	3,071,261
PNC Financial Services Group, Inc. (The)	71,422	5,813,037
Regions Financial Corp.	648,069	5,515,067
Societe Generale SA	460,793	14,416,315
SunTrust Banks, Inc.	324,267	13,320,888
SVB Financial Group(2)	5,433	517,004
Synovus Financial Corp.	1,565	45,369
Toronto-Dominion Bank (The)	29,644	1,272,617
U.S. Bancorp	2,493,666	100,569,550
Wells Fargo & Co.	4,802,695	227,311,554
Zions Bancorporation	38,805	975,170

		$712,104,653

Beverages — 3.0%
Boston Beer Co., Inc. (The), Class A(2)	3,130	$535,324
Coca-Cola Co. (The)	3,086,767	139,923,148
Molson Coors Brewing Co., Class B	186,000	18,810,180
Monster Beverage Corp.(2)	30,205	4,854,245
PepsiCo, Inc.	1,671,751	177,105,301

		$341,228,198

Biotechnology — 4.2%
AbbVie, Inc.	1,645,810	$101,892,097
Agios Pharmaceuticals, Inc.(2)	54,880	2,299,198
Alexion Pharmaceuticals, Inc.(2)	224,910	26,260,492
Amgen, Inc.	1,062,769	161,700,303
Biogen, Inc.(2)	92,566	22,384,310
Celgene Corp.(2)	564,176	55,644,679
Gilead Sciences, Inc.	1,056,926	88,168,767
Shire PLC ADR	3,638	669,683
Vertex Pharmaceuticals, Inc.(2)	160,000	13,763,200

		$472,782,729

Building Products — 0.0%(1)
A.O. Smith Corp.	12,000	$1,057,320
Fortune Brands Home & Security, Inc.	1,600	92,752

		$1,150,072

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets — 3.7%
Affiliated Managers Group, Inc.(2)	275	$38,712
Ameriprise Financial, Inc.	210,135	18,880,630
Bank of New York Mellon Corp. (The)	449,296	17,455,150
BlackRock, Inc.	7,289	2,496,701
Brookfield Asset Management, Inc., Class A	8,547	282,649
Charles Schwab Corp. (The)	2,745,966	69,500,399
E*TRADE Financial Corp.(2)	4,593	107,890
Franklin Resources, Inc.	980,865	32,731,465
Goldman Sachs Group, Inc. (The)	537,244	79,823,713
Invesco, Ltd.	4,040	103,182
Legg Mason, Inc.	122,902	3,624,380
LPL Financial Holdings, Inc.	99,471	2,241,082
Morgan Stanley	2,232,607	58,003,130
Northern Trust Corp.	709,098	46,984,833
State Street Corp.	772,398	41,647,700
Stifel Financial Corp.(2)	112,796	3,547,434
T. Rowe Price Group, Inc.	595,815	43,476,621
UBS AG(2)	20,928	271,227
Waddell & Reed Financial, Inc., Class A	8,833	152,104

		$421,369,002

Chemicals — 1.8%
Air Products and Chemicals, Inc.	12,258	$1,741,126
Ashland, Inc.	25,092	2,879,809
Chemours Co. (The)	138,214	1,138,883
Dow Chemical Co. (The)	182,401	9,067,154
E.I. du Pont de Nemours & Co.	727,955	47,171,484
Eastman Chemical Co.	1,500	101,850
Ecolab, Inc.	504,937	59,885,528
LyondellBasell Industries NV, Class A	2,163	160,971
Monsanto Co.	506,707	52,398,571
NewMarket Corp.	5,001	2,072,314
PPG Industries, Inc.	238,708	24,861,438
Praxair, Inc.	4,903	551,048
Sherwin-Williams Co. (The)	10,994	3,228,608
Valspar Corp. (The)	20,000	2,160,600
Westlake Chemical Corp.	1,000	42,920

		$207,462,304

Commercial Services & Supplies — 0.2%
Cintas Corp.	30,901	$3,032,315
Pitney Bowes, Inc.	14,270	254,006
Stericycle, Inc.(2)	20,417	2,125,818
Tyco International PLC	109,356	4,658,566
Waste Management, Inc.	109,181	7,235,425

		$17,306,130

Security	Shares	Value

Communications Equipment — 0.9%
Arista Networks, Inc.(2)	108,200	$6,965,916
Arista Networks, Inc.(2)(3)	327,000	21,052,260
Brocade Communications Systems, Inc.	176,629	1,621,454
Cisco Systems, Inc.	1,655,345	47,491,848
Juniper Networks, Inc.	242,092	5,444,649
Motorola Solutions, Inc.	2,986	196,986
Nokia Oyj ADR	192	1,093
Palo Alto Networks, Inc.(2)	137,408	16,851,717

		$99,625,923

Construction & Engineering — 0.0%(1)
Brookfield Business Partners LP(2)	170	$3,245
Jacobs Engineering Group, Inc.(2)	56,851	2,831,749

		$2,834,994

Construction Materials — 0.1%
Vulcan Materials Co.	49,298	$5,933,507

		$5,933,507

Consumer Finance — 1.4%
American Express Co.	965,591	$58,669,309
Capital One Financial Corp.	80,994	5,143,929
Discover Financial Services	906,290	48,568,081
LendingClub Corp.(2)	79,691	342,671
Navient Corp.	10,200	121,890
SLM Corp.(2)	10,200	63,036
Synchrony Financial(2)	1,716,548	43,394,334

		$156,303,250

Containers & Packaging — 0.0%(1)
International Paper Co.	42,000	$1,779,960

		$1,779,960

Distributors — 0.2%
Genuine Parts Co.	188,424	$19,077,930

		$19,077,930

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$510,163

		$510,163

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class A(2)	453	$98,289,675
Berkshire Hathaway, Inc., Class B(2)	1,135,868	164,462,328
CBOE Holdings, Inc.	151,225	10,074,609
CME Group, Inc.	176,714	17,211,944
Intercontinental Exchange, Inc.	14,292	3,658,180
Moody’s Corp.	187,415	17,562,660
S&P Global, Inc.	86,290	9,255,465

		$320,514,861

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	584,891	$25,273,140
CenturyLink, Inc.	5,086	147,545
Deutsche Telekom AG ADR	50,092	850,562
Frontier Communications Corp.	13,417	66,280
Verizon Communications, Inc.	419,226	23,409,580
Windstream Holdings, Inc.	11,811	109,488

		$49,856,595

Electric Utilities — 0.2%
Duke Energy Corp.	47,098	$4,040,538
Exelon Corp.	8,420	306,151
NextEra Energy, Inc.	93,905	12,245,212
Southern Co. (The)	99,492	5,335,756

		$21,927,657

Electrical Equipment — 1.2%
Acuity Brands, Inc.	9,321	$2,311,235
AMETEK, Inc.	58,946	2,725,074
Eaton Corp. PLC	92,083	5,500,118
Emerson Electric Co.	2,022,752	105,506,744
Rockwell Automation, Inc.	122,921	14,113,789
SolarCity Corp.(2)	7,671	183,567

		$130,340,527

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$30,517,617
Keysight Technologies, Inc.(2)	113,949	3,314,776
Knowles Corp.(2)	90,072	1,232,185
TE Connectivity, Ltd.	12,687	724,555

		$35,789,133

Energy Equipment & Services — 1.2%
Halliburton Co.	908,146	$41,129,932
National Oilwell Varco, Inc.	4,581	154,151

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger, Ltd.	1,207,437	$95,484,118
Transocean, Ltd.	2,884	34,291

		$136,802,492

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	877,027	$137,728,320
CVS Health Corp.	1,163,406	111,384,490
Kroger Co. (The)	147,263	5,417,806
Sprouts Farmers Market, Inc.(2)	1,657,547	37,957,826
Sysco Corp.	378,674	19,213,919
Wal-Mart Stores, Inc.	1,218,335	88,962,822
Walgreens Boots Alliance, Inc.	300,194	24,997,154

		$425,662,337

Food Products — 1.8%
Archer-Daniels-Midland Co.	170,413	$7,309,014
Campbell Soup Co.	18,260	1,214,838
ConAgra Foods, Inc.	219,407	10,489,849
Flowers Foods, Inc.	147,169	2,759,419
General Mills, Inc.	15,587	1,111,665
Hain Celestial Group, Inc. (The)(2)	7,590	377,602
Hershey Co. (The)	576,941	65,477,034
JM Smucker Co. (The)	12,283	1,872,052
Kellogg Co.	62,358	5,091,531
Kraft Heinz Co. (The)	7,111	629,181
McCormick & Co., Inc.	48,129	5,133,920
Mondelez International, Inc., Class A	266,344	12,121,315
Nestle SA	1,191,874	92,344,375

		$205,931,795

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,568,291	$61,649,519
Bard (C.R.), Inc.	25,000	5,879,000
Baxter International, Inc.	230,275	10,413,035
Becton, Dickinson and Co.	75,652	12,829,823
Boston Scientific Corp.(2)	27,329	638,679
DexCom, Inc.(2)(3)	25,000	1,983,250
DexCom, Inc.(2)	27,289	2,164,836
Halyard Health, Inc.(2)	2,456	79,869
Intuitive Surgical, Inc.(2)	22,100	14,617,161
Medtronic PLC	528,682	45,873,737
St. Jude Medical, Inc.	139,806	10,904,868
Stryker Corp.	242,583	29,068,721
Zimmer Biomet Holdings, Inc.	133,186	16,032,931

		$212,135,429

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 0.9%
Aetna, Inc.	17,840	$2,178,799
AmerisourceBergen Corp.	120,622	9,567,737
Anthem, Inc.	54,347	7,137,935
Cardinal Health, Inc.	251,636	19,630,124
Cigna Corp.	1,464	187,377
DaVita HealthCare Partners, Inc.(2)	169,352	13,094,297
Express Scripts Holding Co.(2)	344,283	26,096,652
HCA Holdings, Inc.(2)	145,114	11,175,229
Henry Schein, Inc.(2)	12,854	2,272,587
Humana, Inc.	482	86,702
McKesson Corp.	3,784	706,284
PharMerica Corp.(2)	1,805	44,511
UnitedHealth Group, Inc.	61,085	8,625,202

		$100,803,436

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$84,384

		$84,384

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.(2)	659	$265,419
Marriott International, Inc., Class A	927,847	61,664,712
McDonald’s Corp.	453,851	54,616,429
Starbucks Corp.	3,552,377	202,911,774
Yum! Brands, Inc.	290,179	24,061,643

		$343,519,977

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$45,803
Harman International Industries, Inc.	26,105	1,874,861
Newell Brands, Inc.(3)	346,781	16,819,573

		$18,740,237

Household Products — 1.8%
Colgate-Palmolive Co.	1,208,629	$88,471,643
Kimberly-Clark Corp.	25,068	3,446,349
Procter & Gamble Co. (The)	1,346,502	114,008,324

		$205,926,316

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$21,590

		$21,590

Security	Shares	Value

Industrial Conglomerates — 2.4%
3M Co.	793,337	$138,929,175
Carlisle Cos., Inc.	24,148	2,551,961
Danaher Corp.	52,353	5,287,653
General Electric Co.	4,219,412	132,827,090

		$279,595,879

Insurance — 1.0%
Aegon NV ADR	829,072	$3,324,579
Aflac, Inc.	218,366	15,757,290
Alleghany Corp.(2)	3,985	2,190,076
Allstate Corp. (The)	583	40,781
American International Group, Inc.	19,834	1,049,020
Aon PLC	71,029	7,758,498
Arthur J. Gallagher & Co.	89,790	4,274,004
Chubb, Ltd.	2,922	381,935
Cincinnati Financial Corp.	141,081	10,565,556
Hartford Financial Services Group, Inc.	5,762	255,718
Markel Corp.(2)	6,362	6,061,586
Marsh & McLennan Cos., Inc.	79,454	5,439,421
Progressive Corp.	1,230,644	41,226,574
Prudential Financial, Inc.	18,767	1,338,838
Torchmark Corp.	78,790	4,870,798
Travelers Companies, Inc. (The)	88,806	10,571,466
Willis Towers Watson PLC	104	12,928

		$115,119,068

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(2)	334,773	$239,570,254
Expedia, Inc.	2,575	273,723
Netflix, Inc.(2)	63,000	5,763,240
Priceline Group, Inc. (The)(2)	41,861	52,259,691

		$297,866,908

Internet Software & Services — 7.2%
Akamai Technologies, Inc.(2)	200,000	$11,186,000
Alibaba Group Holding, Ltd. ADR(2)	176,723	14,054,780
Alphabet, Inc., Class A(2)	284,151	199,908,753
Alphabet, Inc., Class C(2)	310,666	215,011,939
Baidu, Inc. ADR(2)	20,000	3,303,000
eBay, Inc.(2)	1,280,740	29,982,123
Facebook, Inc., Class A(2)	2,504,073	286,165,463
IAC/InterActiveCorp	17,583	989,923
LinkedIn Corp., Class A(2)	12,245	2,317,366
LinkedIn Corp., Class A(2)(3)	190,000	35,957,500
Pandora Media, Inc.(2)	37,000	460,650

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Twitter, Inc.(2)	771,532	$13,046,606
VeriSign, Inc.(2)	17,631	1,524,376
Yahoo! Inc.(2)	144,071	5,411,307

		$819,319,786

IT Services — 2.5%
Accenture PLC, Class A	691,824	$78,376,741
Alliance Data Systems Corp.(2)	686	134,401
Automatic Data Processing, Inc.	117,618	10,805,566
Broadridge Financial Solutions, Inc.	1,652	107,710
Cognizant Technology Solutions Corp., Class A(2)	3,510	200,912
Fidelity National Information Services, Inc.	67,117	4,945,181
Fiserv, Inc.(2)	47,012	5,111,615
International Business Machines Corp.	372,434	56,528,032
MasterCard, Inc., Class A	31,626	2,784,986
Paychex, Inc.	695,192	41,363,924
PayPal Holdings, Inc.(2)	844,274	30,824,444
Sabre Corp.	2,290	61,349
Square, Inc., Class A(2)	96,040	869,162
Total System Services, Inc.	32,405	1,721,029
Visa, Inc., Class A	582,335	43,191,787
Western Union Co.	60,362	1,157,743

		$278,184,582

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$829,373
Polaris Industries, Inc.	4,104	335,543

		$1,164,916

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	644,279	$28,580,216
Illumina, Inc.(2)	10,000	1,403,800
Thermo Fisher Scientific, Inc.	19,676	2,907,326

		$32,891,342

Machinery — 1.8%
Caterpillar, Inc.	138,411	$10,492,938
Deere & Co.	508,184	41,183,231
Donaldson Co., Inc.	89,373	3,070,856
Dover Corp.	332,307	23,035,521
Illinois Tool Works, Inc.	1,036,897	108,003,192
Ingersoll-Rand PLC	2,232	142,134
Manitowoc Co., Inc. (The)	45,741	249,288
Manitowoc Foodservice, Inc.(2)	45,741	805,956

Security	Shares	Value

Machinery (continued)
PACCAR, Inc.	171,748	$8,908,569
Parker-Hannifin Corp.	16,957	1,832,204
Pentair PLC	4	233
Snap-On, Inc.	15,151	2,391,131
WABCO Holdings, Inc.(2)	3,080	282,036
Wabtec Corp.	12,082	848,519

		$201,245,808

Media — 3.3%
CBS Corp., Class B	139,625	$7,601,185
Comcast Corp., Class A	1,621,863	105,729,249
Discovery Communications, Inc., Class A(2)	6,930	174,844
Discovery Communications, Inc., Class C(2)	207	4,937
Liberty Braves Group, Class A(2)	1,236	18,589
Liberty Braves Group, Class C(2)	2,473	36,254
Liberty Broadband Corp., Series A(2)	3,091	183,605
Liberty Broadband Corp., Series C(2)	6,183	370,980
Liberty Global PLC, Class A(2)	8,854	257,297
Liberty Global PLC, Class C(2)	27,614	791,141
Liberty Global PLC LiLAC, Class A(2)	1,547	49,897
Liberty Global PLC LiLAC, Class C(2)	4,825	156,764
Liberty Media Group, Class A(2)	3,091	59,162
Liberty Media Group, Class C(2)	6,183	117,292
Liberty SiriusXM Group, Class A(2)	12,367	387,829
Liberty SiriusXM Group, Class C(2)	24,734	763,539
News Corp., Class A	24	272
Omnicom Group, Inc.	148,152	12,072,907
TEGNA, Inc.	1,201	27,827
Time Warner, Inc.	353,375	25,987,198
Time, Inc.	109	1,794
Twenty-First Century Fox, Inc., Class A	5,783	156,430
Viacom, Inc., Class B	133,554	5,538,484
Walt Disney Co. (The)	2,161,840	211,471,189

		$371,958,665

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$489,085
Cliffs Natural Resources, Inc.(2)	278,122	1,576,952
Freeport-McMoRan, Inc.	498	5,548
Glencore PLC	598,405	1,233,383
Lonmin PLC(2)	64	164
Nucor Corp.	235,636	11,642,775

		$14,947,907

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$62,904
Dominion Resources, Inc.	1,700	132,481
Sempra Energy	1,443	164,531

		$359,916

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	28,906	$2,724,101
Dollar Tree, Inc.(2)(3)	105,998	9,989,252
Nordstrom, Inc.	6,000	228,300
Target Corp.	173,907	12,142,187

		$25,083,840

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	797,255	$42,453,829
Antero Resources Corp.(2)	1,098,197	28,531,158
Antero Resources Corp.(2)(3)	535,000	13,899,300
Apache Corp.	231,072	12,863,778
California Resources Corp.	275	3,355
Cheniere Energy, Inc.(2)	331,018	12,429,726
Cheniere Energy, Inc.(2)(3)	300,000	11,249,229
Chesapeake Energy Corp.(2)	288	1,233
Chevron Corp.	672,381	70,485,700
Concho Resources, Inc.(2)	40,000	4,770,800
ConocoPhillips	304,053	13,256,711
Devon Energy Corp.	1,380,333	50,037,071
EOG Resources, Inc.	437,793	36,520,692
Exxon Mobil Corp.	3,195,977	299,590,884
Hess Corp.	39,579	2,378,698
Kinder Morgan, Inc.	5,815	108,857
Marathon Oil Corp.	170,827	2,564,113
Marathon Petroleum Corp.	160,826	6,104,955
Murphy Oil Corp.	145,312	4,613,656
Occidental Petroleum Corp.	8,074	610,072
Phillips 66	182,207	14,456,303
Range Resources Corp.	4,900	211,386
Royal Dutch Shell PLC, Class A ADR	70,142	3,873,241
Southwestern Energy Co.(2)	730	9,183
Spectra Energy Corp.	8,040	294,505
Williams Cos., Inc.	4,625	100,039
WPX Energy, Inc.(2)	666	6,201

		$631,424,675

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	41,763	$3,801,268
Unilever NV - NY Shares	12,000	563,280

		$4,364,548

Security	Shares	Value

Pharmaceuticals — 7.3%
Allergan PLC(2)	88,994	$20,565,623
Bristol-Myers Squibb Co.	2,191,452	161,181,295
Catalent, Inc.(2)	45,943	1,056,230
Eli Lilly & Co.	1,295,162	101,994,007
GlaxoSmithKline PLC ADR	1,468	63,623
Johnson & Johnson	1,947,484	236,229,809
Mallinckrodt PLC(2)	17,707	1,076,231
Merck & Co., Inc.	1,289,598	74,293,741
Novartis AG ADR	111,303	9,183,611
Novo Nordisk A/S ADR	1,266,821	68,129,633
Pfizer, Inc.	1,524,909	53,692,046
Roche Holding AG ADR	35,808	1,179,874
Sanofi ADR	5,100	213,435
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	83,978,834
Zoetis, Inc.	361,174	17,141,318

		$829,979,310

Professional Services — 0.1%
Equifax, Inc.	8,854	$1,136,854
Nielsen Holdings PLC	72,356	3,760,341
On Assignment, Inc.(2)(3)	105,500	3,898,225
Verisk Analytics, Inc.(2)	46,792	3,793,895

		$12,589,315

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	10,718	$1,217,672
Communications Sales & Leasing, Inc.	14,173	409,600
Host Hotels & Resorts, Inc.	3,140	50,899
Simon Property Group, Inc.	18,096	3,925,022
Weyerhaeuser Co.	1,200	35,724

		$5,638,917

Road & Rail — 0.3%
CSX Corp.	17,590	$458,747
Kansas City Southern	1,000	90,090
Norfolk Southern Corp.	110,645	9,419,209
Union Pacific Corp.	299,149	26,100,750

		$36,068,796

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	599,209	$33,939,198
Applied Materials, Inc.	100,000	2,397,000
Broadcom, Ltd.	48,933	7,604,188
Cypress Semiconductor Corp.	108,454	1,144,190

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	6,759,610	$221,715,208
Linear Technology Corp.	68,494	3,187,026
Marvell Technology Group, Ltd.	95,391	909,076
Microchip Technology, Inc.	126,530	6,422,663
NVIDIA Corp.	360,148	16,930,557
QUALCOMM, Inc.	1,447,650	77,550,611
Texas Instruments, Inc.	1,022,722	64,073,533
Xilinx, Inc.	90,186	4,160,280

		$440,033,530

Software — 3.9%
Activision Blizzard, Inc.	218,092	$8,642,986
Adobe Systems, Inc.(2)	482,710	46,238,791
Autodesk, Inc.(2)	1,200	64,968
CA, Inc.	7,339	240,939
Cadence Design Systems, Inc.(2)	344,974	8,382,868
CDK Global, Inc.	1,202	66,699
Check Point Software Technologies, Ltd.(2)	150,000	11,952,000
FireEye, Inc.(2)	82,732	1,362,596
Fortinet, Inc.(2)	20,000	631,800
Infoblox, Inc.(2)	41,046	770,023
Manhattan Associates, Inc.(2)	52,364	3,358,103
Microsoft Corp.	3,217,924	164,661,171
Oracle Corp.	3,964,029	162,247,707
Paycom Software, Inc.(2)	120,000	5,185,200
salesforce.com, inc.(2)	20,351	1,616,073
ServiceNow, Inc.(2)	170,239	11,303,870
Splunk, Inc.(2)	100,000	5,418,000
Symantec Corp.	72,900	1,497,366
Synopsys, Inc.(2)	5,660	306,093
Tableau Software, Inc., Class A(2)	13,699	670,155
Workday, Inc., Class A(2)	68,726	5,131,771

		$439,749,179

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	62,547	$10,109,472
Advance Auto Parts, Inc.(3)	16,346	2,638,305
AutoNation, Inc.(2)	5,972	280,565
Bed Bath & Beyond, Inc.	7,000	302,540
Best Buy Co., Inc.	133,011	4,070,137
Dick’s Sporting Goods, Inc.	35,000	1,577,100
Gap, Inc. (The)	89,138	1,891,508
GNC Holdings, Inc., Class A	900	21,861
Home Depot, Inc. (The)	832,364	106,284,559
L Brands, Inc.	41,877	2,811,203

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Companies, Inc.	400,443	$31,703,072
Ross Stores, Inc.	97,863	5,547,853
Ross Stores, Inc.(3)	60,327	3,419,938
Ross Stores, Inc.(3)	42,798	2,424,116
Signet Jewelers, Ltd.	65,332	5,384,010
Staples, Inc.	144,626	1,246,676
Tiffany & Co.	600	36,384
TJX Cos., Inc. (The)	2,152,688	166,252,094
Tractor Supply Co.	93,481	8,523,598
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	15,494,286

		$370,019,277

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	3,377,872	$322,924,563
EMC Corp.	143,189	3,890,445
Hewlett Packard Enterprise Co.	31,477	575,085
HP, Inc.	31,477	395,036
NetApp, Inc.	414,967	10,204,039

		$337,989,168

Textiles, Apparel & Luxury Goods — 2.4%
Hanesbrands, Inc.	1,012,238	$25,437,541
NIKE, Inc., Class B	4,438,624	245,012,045
VF Corp.	36,058	2,217,206

		$272,666,792

Tobacco — 0.5%
Altria Group, Inc.	164,833	$11,366,884
Philip Morris International, Inc.	441,605	44,920,060
Reynolds American, Inc.	6,462	348,496

		$56,635,440

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$29,342
United Rentals, Inc.(2)	2,000	134,200

		$163,542

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$4,235,180
Sprint Corp.(2)	135,160	612,275
Vodafone Group PLC ADR	97,896	3,024,007

		$7,871,462

Total Common Stocks (identified cost $6,259,804,719)		$11,078,174,577

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$1,676

Total Rights (identified cost $16,440)		$1,676

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(4)	$213,334	$213,334,030

Total Short-Term Investments (identified cost $213,334,030)		$213,334,030

Total Investments — 99.9% (identified cost $6,473,155,189)		$11,291,510,283

Other Assets, Less Liabilities — 0.1%		$11,582,465

Net Assets — 100.0%		$11,303,092,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $6,259,821,159)	$11,078,176,253
Affiliated investment, at value (identified cost, $213,334,030)	213,334,030
Cash	61,524
Foreign currency, at value (identified cost, $99)	98
Dividends receivable	10,085,360
Interest receivable from affiliated investment	88,125
Receivable for investments sold	2,366,407
Tax reclaims receivable	4,015,329
Total assets	$11,308,127,126

Liabilities
Payable to affiliates:
Investment adviser fee	$4,174,464
Trustees’ fees	17,000
Accrued expenses	842,914
Total liabilities	$5,034,378
Net Assets applicable to investors’ interest in Portfolio	$11,303,092,748

Sources of Net Assets
Investors’ capital	$6,484,817,953
Net unrealized appreciation	4,818,274,795
Total	$11,303,092,748

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $1,190,174)	$108,253,285
Interest allocated from affiliated investment	433,392
Expenses allocated from affiliated investment	(14,216)
Total investment income	$108,672,461

Expenses
Investment adviser fee	$24,225,950
Trustees’ fees and expenses	34,000
Custodian fee	794,270
Professional fees	130,400
Miscellaneous	183,327
Total expenses	$25,367,947

Net investment income	$83,304,514

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$82,813,466
Investment transactions allocated from affiliated investment	687
Foreign currency transactions	(36,384)
Net realized gain	$82,777,769
Change in unrealized appreciation (depreciation) —
Investments	$(60,317,948)
Foreign currency	42,910
Net change in unrealized appreciation (depreciation)	$(60,275,038)

Net realized and unrealized gain	$22,502,731

Net increase in net assets from operations	$105,807,245

(1)	Includes $93,628,025 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$83,304,514	$153,888,659
Net realized gain from investment and foreign currency transactions	82,777,769	302,041,763
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(60,275,038)	(194,073,100)
Net increase in net assets from operations	$105,807,245	$261,857,322
Capital transactions —
Contributions	$394,449,753	$1,134,112,358
Withdrawals	(252,549,070)	(886,281,300)
Net increase in net assets from capital transactions	$141,900,683	$247,831,058

Net increase in net assets	$247,707,928	$509,688,380

Net Assets
At beginning of period	$11,055,384,820	$10,545,696,440
At end of period	$11,303,092,748	$11,055,384,820

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.47%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.55	%(2)	1.44%	1.45%	1.50%	1.78%	1.53%
Portfolio Turnover	2	%(3)	9%	8%	3%	2%	2%

Total Return	1.00	%(3)	2.53%	12.73%	32.39%	15.48%	0.80%

Net assets, end of period (000’s omitted)	$11,303,093		$11,055,385	$10,545,696	$9,414,954	$7,729,091	$8,072,683

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

36	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.0%, 12.0%, 5.5%, and 1.1% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 74.4% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

37

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $24,225,950 or 0.45% (annualized) of the Portfolio’s average daily net assets.

38

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $82,314,966 and $42,178,705, respectively, for the six months ended June 30, 2016. In addition, investors contributed securities with a value of $323,656,622 and investments having an aggregate market value of $207,409,922 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,191,707,436

Gross unrealized appreciation	$9,101,060,410
Gross unrealized depreciation	(1,257,563)

Net unrealized appreciation	$9,099,802,847

5  Restricted Securities

At June 30, 2016, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Common Stocks
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,638,305
Antero Resources Corp.	12/17/15	12/17/16	535,000	10,439,324	13,899,300
Arista Networks, Inc.	9/17/15	9/17/16	327,000	20,705,467	21,052,260
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	11,249,229
DexCom, Inc.	12/17/15	12/17/16	25,000	2,050,090	1,983,250
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	9,989,252
LinkedIn Corp., Class A.	9/17/15	9/17/16	190,000	37,538,479	35,957,500
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	16,819,573
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	3,898,225
Ross Stores, Inc.	9/17/15	9/17/16	60,327	3,000,068	3,419,938
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,424,116

Total Restricted Securities				$119,251,500	$123,330,948

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the

39

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any borrowings or significant allocated fees during the six months ended June 30, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,733,892,939	$21,881,994		$—	$1,755,774,933
Consumer Staples	1,147,404,259	92,344,375		—	1,239,748,634
Energy	756,977,938	11,249,229		—	768,227,167
Financials	1,715,281,034	15,768,717		—	1,731,049,751
Health Care	1,648,676,630	—		—	1,648,676,630
Industrials	1,173,845,263	—		—	1,173,845,263
Information Technology	2,450,691,301	—		—	2,450,691,301
Materials	228,890,131	1,233,547		—	230,123,678
Telecommunication Services	57,728,057	—		—	57,728,057
Utilities	22,309,163	—		—	22,309,163

Total Common Stocks	$10,935,696,715	$142,477,862	*	$—	$11,078,174,577

Rights	$1,676	$—		$—	$1,676
Short-Term Investments	—	213,334,030		—	213,334,030

Total Investments	$10,935,698,391	$355,811,892		$—	$11,291,510,283

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.43% of net assets at June 30, 2016).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015 as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

46

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016